Share Capital - Additional Information (Detail) $ in Thousands		1 Months Ended	12 Months Ended						24 Months Ended
	Mar. 17, 2025 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Mar. 01, 2025 USD ($)	Sep. 30, 2022 shares
Disclosure Of Classes Of Share Capital [Line Items]
Share schemes trust withheld amount			¥ 218,000,000		¥ 100,000,000		¥ 19,000,000
Payments for repurchase of shares			1,925,000,000		1,249,000,000		3,127,000,000
Proceeds from sale or issue of treasury shares							75,000,000	$ 9,160
Repurchase of shares			1,853,000,000		1,249,000,000		3,045,000,000
Period Of shares repurchased	2 years
Share Repurchase Scheme [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Payments for repurchase of shares			1,853,000,000	$ 261,000	1,249,000,000	$ 175,000	3,045,000,000	$ 447,000
Repurchase of shares							0
American Depositary Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Repurchase of shares			¥ 25,497,797		¥ 25,272,973		¥ 84,780,686
Period Of shares repurchased									24 months
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Maximum repurchase amount | $	$ 1,000,000	$ 1,000,000							$ 500,000
Number of treasury shares to the grantees for the exercise of share options | shares			25,873,230	25,873,230	24,532,300	24,532,300	11,906,200	11,906,200
Share schemes trust withheld | shares			4,724,753	4,724,753	3,319,513	3,319,513	1,188,136	1,188,136
Share schemes trust withheld amount			¥ 218,000,000		¥ 100,000,000		¥ 19,000,000
Shares held for share scheme Trust | shares			15,973,760	15,973,760	57,645,103	57,645,103
Number of shares issued | shares										42,000,000